Investment Objectives and Goals - Morgan Stanley Institutional Liquidity Funds - MSILF Treasury Securities Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.